Minimum Guarantees - Amounts Paid and Incurred for GMDB (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balances, January 1,	$ 5,566	$ 5,993	$ 6,928
Incurred guaranteed benefits	5,634	305	(135)
Paid guaranteed benefits	(920)	(732)	(800)
Balances, December 31,	10,280	5,566	5,993
GMDB
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balances, January 1,	5,566	5,993	6,928
Incurred guaranteed benefits	821	305	(135)
Paid guaranteed benefits	(920)	(732)	(800)
Balances, December 31,	5,467	5,566	5,993
GLWB
Movement in Liabilities for Guarantees on Long-Duration Contracts, Guaranteed Benefit Liability, Gross [Roll Forward]
Balances, January 1,	0	0	0
Incurred guaranteed benefits	4,813	0	0
Paid guaranteed benefits	0	0	0
Balances, December 31,	$ 4,813	$ 0	$ 0